Loss Per Share (Details Narrative) - shares	3 Months Ended	12 Months Ended
	Apr. 03, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Basic and diluted income (loss) per share attributable to Allied Integral United, Inc
Convertible into shares of common stock	182	182	182	53,382